CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2016	Dec. 31, 2015
Shareholders equity:
Common Stock Authorized	20,000,000	20,000,000
Common Stock Issued	2,229,609	2,229,609
Treasury stock, shares	167,700	167,700
ZHEJIANG TIANLAN
Shareholders equity:
Common Stock Issued	81,372,000	80,172,000
ZHEJIANG JIAHUAN
Shareholders equity:
Common Stock Issued	80,000,000	11,250,000